Concentrations of Risk - Schedule of Vendor Concentration (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 34,470,647	$ 8,440,826	RM 38,224,086
Accounts payable, trade	6,411,187			$ 1,569,906	RM 335,070
Vendor A [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 9,206,175		RM 15,345,772
Percentage of cost of sales	26.71%	26.71%	40.15%
Accounts payable, trade	RM 2,209,580
Vendor B [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 4,670,280		RM 10,282,944
Percentage of cost of sales	13.55%	13.55%	26.90%
Accounts payable, trade	RM 1,420,974		RM 316,000
Vendor Concentration [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 13,876,455		RM 25,628,716
Percentage of cost of sales	40.26%	40.26%	67.05%
Accounts payable, trade	RM 3,630,554		RM 316,000